Schedule of investments

Delaware Small Cap Core Fund	August 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 96.38%
Basic Materials - 7.82%
Balchem	312,588	$27,754,688
Boise Cascade	1,511,838	47,471,713
Coeur Mining †	3,371,101	18,439,922
Continental Building Products †	1,997,568	50,218,859
Kaiser Aluminum	532,029	47,047,324
Minerals Technologies	893,580	43,070,556
Neenah	752,574	47,999,170
Quaker Chemical	199,820	31,743,405
Worthington Industries	1,259,992	43,721,722
		357,467,359
Business Services - 5.19%
ABM Industries	1,101,520	41,042,635
ASGN †	634,951	39,665,389
BrightView Holdings †	1,494,991	27,403,185
Casella Waste Systems Class A †	1,134,919	51,638,815
Kforce	271,841	8,845,706
Navigant Consulting	955,729	26,636,167
US Ecology	694,616	42,072,891
		237,304,788
Capital Goods - 9.53%
Applied Industrial Technologies	686,962	36,676,901
Barnes Group	441,080	19,782,438
Belden	550,250	25,096,903
Columbus McKinnon	1,405,779	45,505,066
ESCO Technologies	392,430	29,875,696
Federal Signal	2,083,521	61,901,409
Granite Construction	936,681	26,639,208
Kadant	452,387	37,226,926
MasTec †	641,741	40,346,257
MYR Group †	986,835	28,292,559
Rexnord †	215,956	5,653,728
Tetra Tech	812,670	65,923,790
Woodward	119,649	12,904,145
		435,825,026
Communications Services - 1.61%
ATN International	422,504	24,006,677
InterXion Holding †	614,963	49,775,105
		73,781,782
Consumer Discretionary - 3.68%
American Eagle Outfitters	2,597,119	43,683,542
Five Below †	284,792	34,992,393

NQ-480 [8/19] 10/19 (972085) 1

Schedule of investments

Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
Malibu Boats Class A †	852,093	$23,705,227
Steven Madden	1,985,392	65,954,722
		168,335,884
Consumer Services - 2.62%
Cheesecake Factory	889,338	33,785,951
Chuy’s Holdings †	537,335	13,632,189
Jack in the Box	549,296	46,865,935
Wendy’s	1,149,100	25,280,200
		119,564,275
Consumer Staples - 2.15%
J&J Snack Foods	286,165	55,247,015
Prestige Consumer Healthcare †	1,350,088	43,040,805
		98,287,820
Credit Cyclicals - 0.87%
Taylor Morrison Home †	1,144,694	27,312,399
Tenneco Class A	1,407,778	12,275,824
		39,588,223
Energy - 1.13%
Carrizo Oil & Gas †	1,602,103	13,281,434
Keane Group †	2,478,932	13,138,340
KLX Energy Services Holdings †	401,352	4,025,561
Patterson-UTI Energy	1,287,604	11,137,775
SRC Energy †	593,130	2,977,513
US Silica Holdings	689,218	7,009,347
		51,569,970
Financials - 17.33%
American Equity Investment Life Holding	1,580,684	34,063,740
Bryn Mawr Bank	465,043	15,857,966
CenterState Bank	1,953,088	44,178,851
City Holding	391,941	29,140,813
Essent Group †	1,578,184	76,541,924
First Bancorp	942,116	33,181,325
First Financial Bancorp	1,866,860	43,721,861
First Interstate BancSystem Class A	782,985	30,536,415
Great Western Bancorp	1,539,278	45,916,663
Hamilton Lane Class A	487,956	30,321,586
Hope Bancorp	647,068	8,677,182
Independent Bank	432,026	29,209,278
Independent Bank Group	816,004	39,910,756
MGIC Investment	3,034,615	38,387,880
Old National Bancorp	2,717,856	45,659,981

2 NQ-480 [8/19] 10/19 (972085)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Primerica	115,792	$13,798,933
Selective Insurance Group	705,329	56,165,348
Stifel Financial	1,065,377	56,912,439
Umpqua Holdings	1,549,628	24,344,656
United Community Banks	1,079,356	28,505,792
Valley National Bancorp	3,326,529	34,961,820
WSFS Financial	791,303	32,617,510
		792,612,719
Healthcare - 15.43%
Adamas Pharmaceuticals †	1,872,197	11,813,563
Agios Pharmaceuticals †	531,396	20,166,478
CONMED	557,691	56,198,522
CryoLife †	1,301,311	34,875,135
Intercept Pharmaceuticals †	73,800	4,736,484
Ligand Pharmaceuticals Class B †	394,881	35,898,632
Medicines †	781,372	32,786,369
Merit Medical Systems †	1,021,708	35,535,004
Natera †	1,659,352	54,675,648
NuVasive †	615,776	39,114,091
Puma Biotechnology †	814,030	8,750,823
Quidel †	843,897	53,207,706
Repligen †	640,832	59,475,618
Retrophin †	2,056,624	25,892,896
Spark Therapeutics †	173,005	16,852,417
Spectrum Pharmaceuticals †	2,592,706	19,030,462
Supernus Pharmaceuticals †	934,674	25,264,238
Tabula Rasa HealthCare †	569,508	32,348,054
Teladoc Health †	517,535	29,954,926
Ultragenyx Pharmaceutical †	661,552	36,034,737
Vanda Pharmaceuticals †	2,142,343	30,185,613
Wright Medical Group †	2,047,589	42,692,231
		705,489,647
Information Technology - 14.73%
Anixter International †	422,402	25,331,448
Blackbaud	210,077	19,110,705
Brooks Automation	1,408,592	46,948,371
Chegg †	559,339	22,172,198
ExlService Holdings †	799,565	54,130,551
II-VI †	1,234,572	46,308,796
j2 Global	542,089	45,860,729
LendingTree †	56,532	17,530,008
MACOM Technology Solutions Holdings †	317,189	6,229,592

NQ-480 [8/19] 10/19 (972085) 3

Schedule of investments

Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
MaxLinear †	1,578,452	$31,284,919
Mimecast †	503,190	20,595,567
NETGEAR †	793,797	27,560,632
Paylocity Holding †	161,305	17,617,732
Plantronics	638,585	19,840,836
Q2 Holdings †	796,819	71,673,869
Rapid7 †	772,134	41,455,874
Semtech †	1,019,303	42,780,147
Silicon Laboratories †	366,505	39,949,045
WNS Holdings ADR †	866,747	52,680,883
Yelp †	735,680	24,652,637
		673,714,539
Media - 0.44%
Nexstar Media Group Class A	201,960	19,971,824
		19,971,824
Real Estate Investment Trusts - 8.36%
American Assets Trust	391,641	18,352,297
Armada Hoffler Properties	1,542,739	26,751,094
Cousins Properties	702,443	24,374,772
EastGroup Properties	505,091	62,893,931
First Industrial Realty Trust	1,612,237	62,796,631
Kite Realty Group Trust	3,156,604	45,107,871
Mack-Cali Realty	1,325,806	27,006,668
Pebblebrook Hotel Trust	1,386,447	37,392,476
Physicians Realty Trust	1,764,588	30,562,664
RPT Realty	3,951,647	47,024,599
		382,263,003
Transportation - 0.55%
Hub Group Class A †	586,683	25,262,570
		25,262,570
Utilities - 4.94%
NorthWestern	988,595	71,613,822
South Jersey Industries	2,257,488	73,007,162
Spire	956,519	81,208,464
		225,829,448
Total Common Stock (cost $4,527,386,459)		4,406,868,877

4 NQ-480 [8/19] 10/19 (972085)

(Unaudited)

	Number of shares	Value (US $)
Short-Term Investments – 3.01%
Money Market Mutual Funds - 3.01%
BlackRock FedFund - Institutional Shares (seven-day
effective yield 2.02%)	27,526,943	$27,526,943
Fidelity Investments Money Market Government Portfolio -
Class I (seven-day effective yield 2.01%)	27,526,943	27,526,943
GS Financial Square Government Fund - Institutional
Shares (seven-day effective yield 2.02%)	27,526,943	27,526,943
Morgan Stanley Government Portfolio - Institutional Share
Class (seven-day effective yield 1.99%)	27,526,943	27,526,942
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 1.99%)	27,526,943	27,526,943
Total Short-Term Investments (cost $137,608,050)		137,634,714

Total Value of Securities – 99.39%
(cost $4,664,994,509)		4,544,503,591
Receivables and Other Assets Net of Liabilities – 0.61%		28,085,297
Net Assets Applicable to 210,370,574 Shares Outstanding – 100.00%		$4,572,588,888

† Non-income producing security.

Summary of Abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs

NQ-480 [8/19] 10/19 (972085) 5

Schedule of investments

Delaware Small Cap Value Fund	August 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.44% ✧
Basic Industry - 4.65%
Berry Global Group †	1,298,410	$50,819,767
Ferro †	1,673,300	17,050,927
HB Fuller	949,700	40,466,717
Louisiana-Pacific	1,505,000	36,180,200
Olin	2,477,900	42,074,742
		186,592,353
Business Services - 0.94%
Deluxe	470,200	21,666,816
WESCO International †	360,200	16,237,816
		37,904,632
Capital Spending - 8.92%
Altra Industrial Motion	1,434,643	37,286,372
Atkore International Group †	1,485,300	43,088,553
H&E Equipment Services	1,105,700	26,857,453
ITT	1,363,300	77,599,036
MasTec †	1,883,759	118,431,927
Primoris Services	1,420,900	27,764,386
Rexnord †	1,036,200	27,127,716
		358,155,443
Consumer Cyclical - 3.66%
Barnes Group	722,900	32,422,065
KB Home	1,074,200	30,174,278
Knoll	1,369,269	31,575,343
Meritage Homes †	624,200	40,785,228
Standard Motor Products	270,240	11,974,334
		146,931,248
Consumer Services - 10.08%
Asbury Automotive Group †	301,500	28,431,450
Cable One	32,700	42,432,174
Caleres	1,057,200	21,302,580
Cheesecake Factory	656,400	24,936,636
Choice Hotels International	584,500	53,177,810
Cinemark Holdings	1,030,831	39,336,511
Cracker Barrel Old Country Store	192,200	31,789,880
International Speedway Class A	363,900	16,382,778
Meredith	469,318	20,546,742
Steven Madden	802,225	26,649,915
Texas Roadhouse	450,800	23,198,168
UniFirst	258,200	50,583,962
Wolverine World Wide	1,004,800	26,074,560
		404,843,166

NQ-021 [8/19] 10/19 (972108) 1

Schedule of investments

Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock ✧ (continued)
Consumer Staples - 3.84%
Core-Mark Holding	656,200	$21,254,318
J&J Snack Foods	239,900	46,315,094
Performance Food Group †	744,554	34,837,682
Scotts Miracle-Gro	335,000	35,617,200
Spectrum Brands Holdings	288,100	16,096,147
		154,120,441
Energy - 5.29%
Callon Petroleum †	4,738,400	19,474,824
Delek US Holdings	1,136,300	37,213,825
Dril-Quip †	534,200	24,493,070
Helix Energy Solutions Group †	3,315,100	24,001,324
KLX Energy Services Holdings †	190,360	1,909,311
Oasis Petroleum †	4,333,900	13,521,768
Patterson-UTI Energy	3,221,200	27,863,380
SM Energy	2,614,700	24,787,356
Valaris Class A	1,715,737	7,995,334
WPX Energy †	2,893,200	31,130,832
		212,391,024
Financial Services - 28.65%
American Equity Investment Life Holding	1,993,000	42,949,150
Bank of NT Butterfield & Son	641,800	17,688,008
Community Bank System	556,100	33,916,539
East West Bancorp	2,390,223	98,309,872
First Financial Bancorp	2,018,100	47,263,902
First Hawaiian	1,841,200	47,318,840
First Interstate BancSystem Class A	923,900	36,032,100
First Midwest Bancorp	2,136,300	41,016,960
FNB	5,329,900	57,296,425
Great Western Bancorp	1,703,950	50,828,829
Hancock Whitney	2,040,900	71,655,999
Hanover Insurance Group	511,000	68,039,650
Legg Mason	889,100	32,709,989
Main Street Capital (BDC)	616,600	27,198,226
NBT Bancorp	939,000	32,836,830
Prosperity Bancshares	541,900	35,180,148
S&T Bancorp	673,456	23,045,664
Selective Insurance Group	944,506	75,211,013
Stifel Financial	1,203,500	64,290,970
Umpqua Holdings	3,266,800	51,321,428
Valley National Bancorp	4,528,300	47,592,433
Webster Financial	1,516,800	67,891,968

2 NQ-021 [8/19] 10/19 (972108)

(Unaudited)

	Number of shares	Value (US $)
Common Stock ✧ (continued)
Financial Services (continued)
WesBanco	910,000	$31,140,200
Western Alliance Bancorp	1,155,300	50,163,126
		1,150,898,269
Healthcare - 3.19%
Avanos Medical †	854,900	28,365,582
Catalent †	583,500	30,773,790
Service Corp. International	710,300	32,886,890
STERIS	234,980	36,280,912
		128,307,174
Real Estate Investment Trusts - 9.27%
Brandywine Realty Trust	3,352,337	48,106,036
Highwoods Properties	1,012,400	43,745,804
Lexington Realty Trust	3,721,800	38,669,502
Life Storage	392,300	41,568,108
Outfront Media	2,433,900	66,883,572
RPT Realty	2,153,889	25,631,279
Spirit Realty Capital	919,200	44,066,448
Summit Hotel Properties	2,460,700	27,461,412
Washington Real Estate Investment Trust	1,373,400	36,381,366
		372,513,527
Technology - 11.11%
Cirrus Logic †	540,400	28,987,056
Coherent †	156,500	22,686,240
CommScope Holding †	1,119,648	12,025,020
Flex †	3,027,000	29,150,010
MaxLinear †	875,200	17,346,464
NCR †	1,168,559	36,821,294
NetScout Systems †	964,606	21,366,023
ON Semiconductor †	2,286,700	40,703,260
Tech Data †	450,319	41,758,081
Teradyne	1,205,900	63,876,523
Tower Semiconductor †	1,868,500	35,557,555
TTM Technologies †	2,549,302	27,175,559
Viavi Solutions †	2,009,100	27,906,399
Vishay Intertechnology	2,582,500	40,880,975
		446,240,459
Transportation - 2.27%
Kirby †	271,200	19,957,608
Saia †	350,150	29,951,831
Werner Enterprises	1,260,000	41,176,800
		91,086,239

NQ-021 [8/19] 10/19 (972108) 3

Schedule of investments

Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock ✧ (continued)
Utilities - 5.57%
ALLETE	461,800	$39,590,114
Black Hills	759,500	58,261,245
El Paso Electric	668,900	44,615,630
South Jersey Industries	627,500	20,293,350
Southwest Gas Holdings	668,200	60,959,886
		223,720,225
Total Common Stock (cost $3,263,958,426)		3,913,704,200

Short-Term Investments – 2.70%
Money Market Mutual Funds - 2.70%
BlackRock FedFund - Institutional Shares (seven-day
effective yield 2.02%)	21,697,682	21,697,682
Fidelity Investments Money Market Government Portfolio -
Class I (seven-day effective yield 2.01%)	21,697,681	21,697,682
GS Financial Square Government Fund - Institutional
Shares (seven-day effective yield 2.02%)	21,697,681	21,697,682
Morgan Stanley Government Portfolio - Institutional Share
Class (seven-day effective yield 1.99%)	21,697,681	21,697,681
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 1.99%)	21,697,681	21,697,681
Total Short-Term Investments (cost $108,467,502)		108,488,408

Total Value of Securities – 100.14%
(cost $3,372,425,928)		4,022,192,608

Liabilities Net of Receivables and Other Assets – (0.14%)		(5,552,449)
Net Assets Applicable to 68,621,879 Shares Outstanding – 100.00%		$4,016,640,159

✧ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

† Non-income producing security.

Summary of abbreviations:
BDC – Business Development Corporation
GS – Goldman Sachs

4 NQ-021 [8/19] 10/19 (972108)

Schedule of investments

Delaware Wealth Builder Fund	August 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 52.74%
Communication Services - 3.27%
AT&T	218,700	$7,711,362
Century Communications =†	1,625,000	0
KDDI	31,100	829,938
Orange	52,640	798,385
Verizon Communications	130,700	7,601,512
		16,941,197
Consumer Discretionary - 3.10%
adidas	1,020	302,342
DR Horton	12,581	622,382
Ford Motor	480,900	4,409,853
Next	6,150	444,210
Publicis Groupe	20,800	997,164
Sodexo	7,420	840,775
Swatch Group	2,210	598,637
Target	47,100	5,041,584
Whirlpool	20,300	2,823,527
		16,080,474
Consumer Staples - 5.06%
Archer-Daniels-Midland	73,200	2,785,260
Asahi Group Holdings	12,700	592,471
British American Tobacco ADR	101,084	3,548,048
Conagra Brands	238,300	6,758,188
Danone	16,290	1,458,421
Diageo	14,400	613,880
Kao	4,600	332,286
Kerry Group Class A	2,400	285,665
Kirin Holdings	11,900	235,065
Koninklijke Ahold Delhaize	57,200	1,338,096
Kraft Heinz	94,100	2,401,432
Lawson	8,000	396,856
Nestle	12,730	1,427,664
Procter & Gamble	26,000	3,125,980
Seven & i Holdings	26,300	930,099
		26,229,411
Energy - 4.21%
Halliburton	153,700	2,895,708
Occidental Petroleum	126,200	5,487,176
Royal Dutch Shell ADR Class B	89,000	4,962,640
TOTAL ADR	101,800	5,081,856
Williams	144,300	3,405,480
		21,832,860

NQ-129 [8/19] 10/19 (972299) 1

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Financials - 5.33%
American International Group	101,700	$5,292,468
Banco Espirito Santo =†	105,000	0
Bank of New York Mellon	83,700	3,520,422
BB&T	131,100	6,246,915
Hercules Capital	217,265	2,852,689
JPMorgan Chase & Co.	6,148	675,419
MetLife	76,700	3,397,810
Wells Fargo & Co.	122,200	5,690,854
		27,676,577
Healthcare - 8.97%
AbbVie	60,400	3,970,696
Amgen	14,800	3,087,576
AstraZeneca ADR	126,500	5,696,295
Brookdale Senior Living †	1,061,668	8,684,444
Cardinal Health	94,300	4,067,159
CVS Health	51,700	3,149,564
Fresenius Medical Care & Co.	12,620	848,845
Johnson & Johnson	31,500	4,043,340
Merck & Co.	68,600	5,931,842
Mitsubishi Tanabe Pharma	15,000	165,765
Novo Nordisk Class B	20,050	1,041,132
Pfizer	133,038	4,729,501
Roche Holding	4,110	1,123,684
		46,539,843
Industrials - 3.43%
G4S	253,000	535,352
Honeywell International	23,767	3,912,524
Lockheed Martin	15,600	5,992,116
Makita	15,600	458,888
Raytheon	16,400	3,039,248
Secom	3,400	290,089
Securitas Class B	46,500	696,222
United Technologies	22,200	2,891,328
		17,815,767
Information Technology - 5.60%
Broadcom	22,100	6,246,344
Cisco Systems	82,700	3,871,187
Intel	94,300	4,470,763
International Business Machines	25,600	3,469,568
Microsoft	38,808	5,350,071

2 NQ-129 [8/19] 10/19 (972299)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Sabre	100,625	$2,378,775
Texas Instruments	26,504	3,279,870
		29,066,578
Materials - 1.37%
Air Liquide	7,390	1,028,649
Corteva	72,866	2,136,431
Dow	92,533	3,944,682
		7,109,762
Real Estate Operating/Development - 0.41%
Grainger	433,690	1,288,678
Postal Realty Trust Class A †	55,000	837,650
		2,126,328
REIT Diversified - 1.40%
American Tower	11,401	2,624,396
Cousins Properties	50,814	1,763,246
Gaming and Leisure Properties	15,726	615,201
Lexington Realty Trust	124,053	1,288,911
VICI Properties	43,499	963,938
		7,255,692
REIT Healthcare - 1.64%
Assura	1,538,581	1,297,397
HCP	82,600	2,867,046
Sabra Health Care REIT	31,900	689,678
Welltower	40,942	3,666,766
		8,520,887
REIT Hotel - 0.19%
MGM Growth Properties Class A	31,502	971,522
		971,522
REIT Industrial - 0.85%
Americold Realty Trust	43,743	1,593,120
Liberty Property Trust	31,234	1,627,916
Prologis	14,483	1,211,068
		4,432,104
REIT Mall - 0.16%
Simon Property Group	5,733	853,873
		853,873
REIT Manufactured Housing - 0.62%
Equity LifeStyle Properties	8,001	1,077,895
Sun Communities	14,600	2,157,880
		3,235,775

NQ-129 [8/19] 10/19 (972299) 3

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
REIT Mortgage - 0.44%
Annaly Capital Management	273,685	$2,271,586
		2,271,586
REIT Multifamily - 3.31%
Apartment Investment & Management Class A	22,965	1,171,215
AvalonBay Communities	350	74,396
Bluerock Residential Growth REIT	116,266	1,438,210
Camden Property Trust	16,660	1,803,445
Equity Residential	71,210	6,035,760
Killam Apartment Real Estate Investment Trust	161,400	2,486,341
NexPoint Residential Trust	51,800	2,403,520
UDR	37,075	1,786,274
		17,199,161
REIT Office - 0.06%
Columbia Property Trust	13,456	287,824
		287,824
REIT Self-Storage - 0.19%
Extra Space Storage	8,057	982,309
		982,309
REIT Shopping Center - 0.06%
Brixmor Property Group	1,505	27,737
Retail Properties of America Class A	25,324	287,681
		315,418
REIT Single Tenant - 0.53%
National Retail Properties	10,482	588,564
Spirit Realty Capital	18,226	873,754
STORE Capital	33,586	1,268,207
		2,730,525
REIT Specialty - 0.72%
Front Yard Residential	100,206	1,111,285
Invitation Homes	73,700	2,119,612
Safehold	16,700	489,310
		3,720,207
Utilities - 1.82%
Edison International	76,300	5,514,201
National Grid ADR	70,108	3,667,349
TerraForm Power Class A	15,613	264,796
		9,446,346
Total Common Stock (cost $271,345,159)		273,642,026

4 NQ-129 [8/19] 10/19 (972299)

(Unaudited)

	Number of shares	Value (US $)
Closed-End Funds – 0.65%
Aberdeen Total Dynamic Dividend Fund	108,235	$868,045
Western Asset Emerging Markets Debt Fund	185,780	2,522,892
Total Closed-End Funds (cost $3,481,881)		3,390,937

Convertible Preferred Stock – 1.86%
A Schulman 6.00% exercise price $52.33 y	2,140	2,198,850
AMG Capital Trust II 5.15% exercise price $195.47,
maturity date 10/15/37	28,850	1,354,089
Bank of America 7.25% exercise price $50.00 y	1,198	1,765,852
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, maturity date 3/31/28	37,300	1,940,346
QTS Realty Trust 6.50% exercise price $47.03 y	20,104	2,369,859
Total Convertible Preferred Stock (cost $8,761,584)		9,628,996

Exchange-Traded Funds – 2.19%
iShares Preferred & Income Securities ETF	45,265	1,693,364
SPDR Gold Shares †	41,624	5,983,450
VanEck Vectors High-Yield Municipal Index ETF	51,000	3,309,900
Vanguard FTSE Developed Markets ETF	8,850	354,796
Total Exchange-Traded Funds (cost $10,378,393)		11,341,510
Limited Partnerships – 1.57%
Merion Champion’s Walk =p†	2,790,000	2,650,500
Merion Countryside 144A #=p†	2,342,813	1,889,244
Merion The Ledges =p†	3,822,000	3,630,900
Total Limited Partnerships (cost $6,127,077)		8,170,644
	Principal amount°
Agency Mortgage-Backed Securities – 0.47%
Fannie Mae S. F. 30 yr
3.00% 11/1/48	1,027,297	1,052,494
4.00% 4/1/49	448,466	465,194
4.50% 4/1/48	863,972	934,780
Total Agency Mortgage-Backed Securities (cost $2,428,810)		2,452,468

NQ-129 [8/19] 10/19 (972299) 5

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds – 9.23%
Brokerage - 0.30%
GAIN Capital Holdings
5.00% exercise price $8.20, maturity date 8/15/22	1,764,000	$1,572,080
		1,572,080
Capital Goods - 0.63%
Cemex
3.72% exercise price $10.88, maturity date 3/15/20	1,961,000	1,963,772
Chart Industries
144A 1.00% exercise price $58.73, maturity date
11/15/24 #	435,000	547,041
Dycom Industries
0.75% exercise price $96.89, maturity date 9/15/21	775,000	740,494
		3,251,307
Communications - 1.19%
DISH Network
2.375% exercise price $82.22, maturity date 3/15/24	2,135,000	1,870,350
GCI Liberty
144A 1.75% exercise price $370.52, maturity date
9/30/46 #	1,626,000	1,982,704
Liberty Media
2.25% exercise price $34.50, maturity date 9/30/46	4,181,000	2,309,314
		6,162,368
Consumer Cyclical - 0.15%
Meritor
3.25% exercise price $39.92, maturity date 10/15/37	803,000	766,338
		766,338
Consumer Non-Cyclical - 2.63%
BioMarin Pharmaceutical
1.50% exercise price $94.15, maturity date 10/15/20	1,105,000	1,179,587
FTI Consulting
2.00% exercise price $101.38, maturity date 8/15/23	1,548,000	1,928,182
Huron Consulting Group
1.25% exercise price $79.89, maturity date 10/1/19	1,880,000	1,873,979
Jazz Investments I
1.875% exercise price $199.77, maturity date 8/15/21	1,105,000	1,111,906
Ligand Pharmaceuticals
0.75% exercise price $248.48, maturity date 5/15/23	864,000	707,499
Medicines
2.75% exercise price $48.97, maturity date 7/15/23	1,313,000	1,435,892
Paratek Pharmaceuticals
4.75% exercise price $15.90, maturity date 5/1/24	1,604,000	1,141,848
Retrophin
2.50% exercise price $38.80, maturity date 9/15/25	1,390,000	1,099,735

6 NQ-129 [8/19] 10/19 (972299)

(Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Team
5.00% exercise price $21.70, maturity date 8/1/23	1,514,000	$1,605,307
Vector Group
1.75% exercise price $21.28, maturity date 4/15/20 •	1,511,000	1,561,770
		13,645,705
Energy - 1.56%
Cheniere Energy
4.25% exercise price $138.38, maturity date 3/15/45	2,892,000	2,248,530
Helix Energy Solutions Group
4.25% exercise price $13.89, maturity date 5/1/22	2,574,000	2,485,519
PDC Energy
1.125% exercise price $85.39, maturity date 9/15/21	1,944,000	1,810,959
Tesla Energy Operations
1.625% exercise price $759.35, maturity date 11/1/19	1,595,000	1,565,975
		8,110,983
Real Estate Investment Trusts - 0.32%
Blackstone Mortgage Trust
4.75% exercise price $36.23, maturity date 3/15/23	1,599,000	1,665,387
		1,665,387
Technology - 2.18%
Boingo Wireless
144A 1.00% exercise price $42.32, maturity date
10/1/23 #	2,009,000	1,690,287
CSG Systems International
4.25% exercise price $56.95, maturity date 3/15/36	1,429,000	1,653,441
Knowles
3.25% exercise price $18.43, maturity date 11/1/21	973,000	1,255,403
Pluralsight
144A 0.375% exercise price $38.76, maturity date
3/1/24 #	1,368,000	1,168,135
Quotient Technology
1.75% exercise price $17.36, maturity date 12/1/22	945,000	862,426
Synaptics
0.50% exercise price $73.02, maturity date 6/15/22	1,678,000	1,522,695
Verint Systems
1.50% exercise price $64.46, maturity date 6/1/21	1,503,000	1,612,198
Vishay Intertechnology
2.25% exercise price $31.47, maturity date 6/15/25	1,655,000	1,540,494
		11,305,079

NQ-129 [8/19] 10/19 (972299) 7

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Utilities - 0.27%
NRG Energy
2.75% exercise price $47.74, maturity date 6/1/48	1,303,000	$1,424,893
		1,424,893
Total Convertible Bonds (cost $47,731,186)		47,904,140

Corporate Bonds – 16.25%
Banking - 1.55%
Ally Financial 5.75% 11/20/25	798,000	916,703
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	500,000	520,943
Bank of America 4.183% 11/25/27	345,000	375,711
Bank of China 144A 5.00% 11/13/24 #	250,000	273,302
Bank of New York Mellon 2.661% 5/16/23 µ	360,000	366,003
Credit Suisse Group 144A 6.25% #µy	360,000	380,974
Fifth Third Bancorp 2.60% 6/15/22	600,000	608,141
Goldman Sachs Group 6.00% 6/15/20	600,000	617,323
JPMorgan Chase & Co. 6.75% µy	700,000	780,125
Morgan Stanley 5.00% 11/24/25	600,000	677,494
Popular 6.125% 9/14/23	455,000	492,629
Royal Bank of Scotland Group
3.875% 9/12/23	600,000	618,457
8.625% µy	520,000	551,850
State Street 2.653% 5/15/23 µ	240,000	243,934
SunTrust Bank 2.45% 8/1/22	600,000	607,262
		8,030,851
Basic Industry - 2.25%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	700,000	728,686
BMC East 144A 5.50% 10/1/24 #	318,000	331,117
Boise Cascade 144A 5.625% 9/1/24 #	295,000	307,537
Braskem Finance 6.45% 2/3/24	675,000	743,351
Builders FirstSource 144A 5.625% 9/1/24 #	122,000	127,490
Chemours 5.375% 5/15/27	379,000	338,257
CSN Resources 144A 7.625% 2/13/23 #	500,000	511,880
DuPont de Nemours 4.205% 11/15/23	340,000	366,528
FMG Resources August 2006 144A 5.125% 5/15/24 #	246,000	257,377
Freeport-McMoRan
4.55% 11/14/24	200,000	202,462
5.45% 3/15/43	320,000	293,600
6.875% 2/15/23	614,000	647,524
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	485,000	548,656
Hudbay Minerals 144A 7.625% 1/15/25 #	470,000	479,391
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	198,000	207,962
Klabin Austria 144A 7.00% 4/3/49 #	500,000	540,400

8 NQ-129 [8/19] 10/19 (972299)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Koppers 144A 6.00% 2/15/25 #	434,000	$424,235
Novelis 144A 6.25% 8/15/24 #	202,000	212,100
OCP 144A 4.50% 10/22/25 #	250,000	265,804
Olin
5.00% 2/1/30	135,000	135,337
5.125% 9/15/27	437,000	451,203
SASOL Financing USA
5.875% 3/27/24	225,000	242,457
6.50% 9/27/28	275,000	304,637
Standard Industries
144A 4.75% 1/15/28 #	445,000	448,894
144A 5.00% 2/15/27 #	160,000	164,400
Steel Dynamics 5.00% 12/15/26	505,000	528,987
Suzano Austria 6.00% 1/15/29	500,000	555,600
Syngenta Finance 144A 5.182% 4/24/28 #	500,000	534,811
Tronox Finance 144A 5.75% 10/1/25 #	305,000	284,031
US Concrete 6.375% 6/1/24	10,000	10,525
Zekelman Industries 144A 9.875% 6/15/23 #	429,000	453,078
		11,648,317
Capital Goods - 0.46%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	275,000	287,891
Bombardier 144A 6.00% 10/15/22 #	525,000	523,687
Crown Americas 4.75% 2/1/26	463,000	487,307
Mauser Packaging Solutions Holding
144A 5.50% 4/15/24 #	551,000	568,219
144A 7.25% 4/15/25 #	295,000	282,831
TransDigm 144A 6.25% 3/15/26 #	237,000	256,252
		2,406,187
Communications - 0.87%
Altice France 144A 7.375% 5/1/26 #	565,000	604,550
Baidu 3.875% 9/29/23	500,000	525,224
C&W Senior Financing 144A 7.50% 10/15/26 #	250,000	271,825
Digicel Group Two 144A PIK 9.125% 4/1/24 #✤	853,636	76,827
Fox 144A 4.03% 1/25/24 #	500,000	535,835
Level 3 Financing 5.375% 5/1/25	529,000	551,483
Sprint
7.125% 6/15/24	837,000	927,363
7.875% 9/15/23	22,000	24,805
T-Mobile USA
6.375% 3/1/25 =	166,000	0
6.50% 1/15/26	460,000	495,650
6.50% 1/15/26 =	180,000	0

NQ-129 [8/19] 10/19 (972299) 9

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Zayo Group
144A 5.75% 1/15/27 #	15,000	$15,337
6.375% 5/15/25	455,000	469,787
		4,498,686
Consumer Cyclical - 1.27%
Allison Transmission 144A 5.875% 6/1/29 #	575,000	618,125
AMC Entertainment Holdings 6.125% 5/15/27	539,000	499,923
Boyd Gaming
6.00% 8/15/26	130,000	137,800
6.375% 4/1/26	542,000	576,553
Ford Motor Credit 3.096% 5/4/23	280,000	277,700
HD Supply 144A 5.375% 10/15/26 #	290,000	310,358
Hilton Worldwide Finance 4.875% 4/1/27	545,000	575,656
KFC Holding 144A 5.25% 6/1/26 #	470,000	498,200
Lennar
4.75% 5/30/25	460,000	494,500
5.875% 11/15/24	135,000	151,031
Levi Strauss & Co. 5.00% 5/1/25	295,000	308,275
MGM Resorts International
4.625% 9/1/26	10,000	10,400
5.75% 6/15/25	285,000	315,290
Penn National Gaming 144A 5.625% 1/15/27 #	337,000	347,565
PulteGroup 5.00% 1/15/27	15,000	16,200
Resorts World Las Vegas 144A 4.625% 4/16/29 #	600,000	634,403
Scientific Games International
144A 8.25% 3/15/26 #	375,000	398,437
10.00% 12/1/22	392,000	408,170
		6,578,586
Consumer Non-Cyclical - 1.35%
Aramark Services 144A 5.00% 2/1/28 #	660,000	687,225
Ashtead Capital 144A 5.25% 8/1/26 #	570,000	609,900
Cott Holdings 144A 5.50% 4/1/25 #	272,000	284,588
CVS Health 4.10% 3/25/25	340,000	363,981
JBS Investments II 144A 5.75% 1/15/28 #	650,000	683,963
JBS USA
144A 5.75% 6/15/25 #	318,000	331,916
144A 6.50% 4/15/29 #	305,000	338,550
144A 6.75% 2/15/28 #	350,000	391,563
Live Nation Entertainment 144A 4.875% 11/1/24 #	15,000	15,581
Pernod Ricard 144A 4.45% 1/15/22 #	500,000	527,825
Pilgrim’s Pride 144A 5.75% 3/15/25 #	535,000	557,737

10 NQ-129 [8/19] 10/19 (972299)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Post Holdings
144A 5.00% 8/15/26 #	311,000	$325,384
144A 5.625% 1/15/28 #	160,000	171,000
144A 5.75% 3/1/27 #	295,000	314,913
Shire Acquisitions Investments Ireland 2.875% 9/23/23	600,000	614,092
United Rentals North America
5.50% 5/15/27	713,000	767,730
5.875% 9/15/26	5,000	5,381
		6,991,329
Energy - 2.53%
AmeriGas Partners 5.875% 8/20/26	469,000	511,656
Antero Resources 5.625% 6/1/23	331,000	307,003
Cheniere Corpus Christi Holdings
5.125% 6/30/27	23,000	25,473
7.00% 6/30/24	235,000	271,719
Cheniere Energy Partners 5.25% 10/1/25	305,000	316,437
Chesapeake Energy
7.00% 10/1/24	205,000	157,081
8.00% 1/15/25	175,000	133,437
Crestwood Midstream Partners 5.75% 4/1/25	484,000	497,310
Energy Transfer Partners 5.875% 3/1/22	600,000	644,337
Genesis Energy 6.75% 8/1/22	662,000	671,665
Hilcorp Energy I 144A 5.00% 12/1/24 #	240,000	222,600
Israel Electric 144A 4.25% 8/14/28 #	500,000	550,187
MPLX 4.875% 12/1/24	600,000	658,519
Murphy Oil 6.875% 8/15/24	850,000	894,880
Murphy Oil USA 5.625% 5/1/27	609,000	642,495
Newfield Exploration 5.375% 1/1/26	423,000	465,420
NuStar Logistics 5.625% 4/28/27	493,000	514,569
ONEOK 7.50% 9/1/23	545,000	641,339
Petrobras Global Finance 7.25% 3/17/44	400,000	472,280
Petroleos Mexicanos 6.75% 9/21/47	310,000	296,050
Precision Drilling 144A 7.125% 1/15/26 #	680,000	610,300
QEP Resources
5.25% 5/1/23	275,000	242,000
5.625% 3/1/26	465,000	378,975
Sabine Pass Liquefaction 5.75% 5/15/24	600,000	670,170
Schlumberger Holdings 144A 3.75% 5/1/24 #	500,000	529,075
Southwestern Energy
6.20% 1/23/25	14,000	12,320
7.75% 10/1/27	290,000	253,750

NQ-129 [8/19] 10/19 (972299) 11

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Targa Resources Partners
5.125% 2/1/25	10,000	$10,300
5.375% 2/1/27	452,000	468,634
Tecpetrol 144A 4.875% 12/12/22 #	250,000	210,625
Transocean 144A 9.00% 7/15/23 #	498,000	516,665
Transocean Proteus 144A 6.25% 12/1/24 #	340,500	349,864
		13,147,135
Financials - 0.33%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	240,000	257,100
E*TRADE Financial 5.875% µy	530,000	567,763
International Lease Finance 8.625% 1/15/22	320,000	364,732
Jefferies Group 5.125% 1/20/23	500,000	539,550
		1,729,145
Healthcare - 0.98%
Bausch Health 144A 5.50% 11/1/25 #	630,000	663,062
Charles River Laboratories International 144A
5.50% 4/1/26 #	625,000	670,250
Encompass Health
5.75% 11/1/24	376,000	382,110
5.75% 9/15/25	244,000	257,725
HCA
5.375% 2/1/25	729,000	811,013
5.875% 2/15/26	309,000	353,264
7.58% 9/15/25	219,000	256,230
Hill-Rom Holdings
144A 5.00% 2/15/25 #	242,000	249,865
144A 5.75% 9/1/23 #	272,000	281,520
Hologic 144A 4.625% 2/1/28 #	300,000	311,625
Tenet Healthcare
5.125% 5/1/25	345,000	346,725
8.125% 4/1/22	241,000	260,557
Teva Pharmaceutical Finance Netherlands III
6.00% 4/15/24	245,000	222,031
Universal Health Services 144A 5.00% 6/1/26 #	5,000	5,250
		5,071,227
Insurance - 0.36%
Acrisure 144A 8.125% 2/15/24 #	160,000	172,700
HUB International 144A 7.00% 5/1/26 #	595,000	605,413
USI 144A 6.875% 5/1/25 #	613,000	611,467
WellCare Health Plans 144A 5.375% 8/15/26 #	470,000	502,313
		1,891,893

12 NQ-129 [8/19] 10/19 (972299)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media - 1.45%
AMC Networks 4.75% 8/1/25	505,000	$517,625
CCO Holdings
144A 5.50% 5/1/26 #	41,000	43,306
144A 5.75% 2/15/26 #	218,000	231,353
144A 5.875% 5/1/27 #	724,000	772,870
CSC Holdings
5.25% 6/1/24	5,000	5,363
6.75% 11/15/21	370,000	400,525
144A 7.50% 4/1/28 #	400,000	452,000
144A 7.75% 7/15/25 #	465,000	500,456
Gray Television 144A 5.875% 7/15/26 #	473,000	495,467
Lamar Media
5.375% 1/15/24	155,000	160,037
5.75% 2/1/26	473,000	503,154
Netflix 5.875% 11/15/28	625,000	700,781
Nexstar Broadcasting 144A 5.625% 8/1/24 #	15,000	15,637
Radiate Holdco 144A 6.625% 2/15/25 #	10,000	9,975
Sinclair Television Group 144A 5.125% 2/15/27 #	362,000	363,738
Sirius XM Radio
144A 5.00% 8/1/27 #	855,000	905,231
144A 5.375% 4/15/25 #	286,000	297,797
144A 5.375% 7/15/26 #	20,000	21,200
Tribune Media 5.875% 7/15/22	433,000	439,361
Unitymedia 144A 6.125% 1/15/25 #	325,000	340,194
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	330,000	339,487
		7,515,557
Real Estate Investment Trusts - 0.56%
American Tower 4.00% 6/1/25	340,000	366,154
Crown Castle International 5.25% 1/15/23	680,000	744,443
CyrusOne 5.375% 3/15/27	378,000	403,043
ESH Hospitality 144A 5.25% 5/1/25 #	494,000	511,907
MGM Growth Properties Operating Partnership
4.50% 9/1/26	15,000	15,787
144A 5.75% 2/1/27 #	160,000	176,832
SBA Communications 4.875% 9/1/24	670,000	695,963
		2,914,129
Services - 0.28%
Advanced Disposal Services 144A 5.625% 11/15/24 #	389,000	409,423
KAR Auction Services 144A 5.125% 6/1/25 #	200,000	207,000
Prime Security Services Borrower
144A 5.75% 4/15/26 #	310,000	323,950
144A 9.25% 5/15/23 #	227,000	239,139

NQ-129 [8/19] 10/19 (972299) 13

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
Service Corp. International 4.625% 12/15/27	280,000	$292,950
		1,472,462
Technology & Electronics - 0.70%
Apple 2.10% 9/12/22	360,000	363,391
CDK Global
5.00% 10/15/24	161,000	169,855
5.875% 6/15/26	518,000	552,110
CDW Finance 5.00% 9/1/25	156,000	163,507
CommScope Technologies 144A 5.00% 3/15/27 #	192,000	161,520
Infor US 6.50% 5/15/22	447,000	455,940
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	716,000	742,850
Sensata Technologies UK Financing 144A
6.25% 2/15/26 #	285,000	304,155
SS&C Technologies 144A 5.50% 9/30/27 #	660,000	694,237
		3,607,565
Transportation - 0.21%
Avis Budget Car Rental 144A 6.375% 4/1/24 #	104,000	109,200
DAE Funding 144A 5.75% 11/15/23 #	554,000	585,855
XPO Logistics 144A 6.125% 9/1/23 #	368,000	381,432
		1,076,487
Utilities - 1.10%
AES
5.50% 4/15/25	5,000	5,231
6.00% 5/15/26	103,000	110,827
Calpine
144A 5.25% 6/1/26 #	443,000	450,199
5.75% 1/15/25	65,000	66,219
144A 5.875% 1/15/24 #	160,000	163,818
Covanta Holding 5.875% 7/1/25	548,000	573,345
Emera 6.75% 6/15/76 µ	500,000	544,510
Enel 144A 8.75% 9/24/73 #µ	200,000	237,000
Engie Energia Chile 144A 4.50% 1/29/25 #	500,000	536,292
Exelon 3.497% 6/1/22	355,000	365,636
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	500,000	509,192
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	700,000	741,646
NextEra Energy Capital Holdings 3.15% 4/1/24	500,000	521,182
Vistra Operations
144A 5.50% 9/1/26 #	650,000	684,125
144A 5.625% 2/15/27 #	190,000	201,875
		5,711,097
Total Corporate Bonds (cost $82,223,542)		84,290,653

14 NQ-129 [8/19] 10/19 (972299)

(Unaudited)

	Principal amount°	Value (US $)
Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income Pass Through Trust Auction 144A
0.24% 1/15/87 # ♦ =	1,300,000	$0
Total Leveraged Non-Recourse Security (cost $1,105,000)		0

Municipal Bonds – 7.04%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Revenue
(City Center Project) 144A 5.00% 5/1/42 #	500,000	563,575
Arizona Industrial Development Authority
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	1,000,000	1,147,640
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	1,250,000	1,256,262
Series A-2 6.00% 6/1/42	1,000,000	1,007,510
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 4.00% 11/1/44	500,000	562,089
California Municipal Finance Authority
(Senior Lien LINXS APM Project) Series A 5.00%
12/31/47 (AMT)	300,000	361,221
California State
(Various Purposes) 5.00% 11/1/43	1,000,000	1,146,040
California Statewide Communities Development Authority
(California Baptist University) Series A 6.375% 11/1/43	1,000,000	1,166,300
Capital Trust Agency
(University Bridge, LLC Student Housing Project) Series
A 144A 5.25% 12/1/58 #	1,000,000	1,070,180
City of Apple Valley, Minnesota
(Minnesota Senior Living Project) Series 2016 D
7.25% 1/1/52	1,000,000	1,042,440
City of Chicago, Illinois
(General Obligation Bonds Project) Series 2005D
5.50% 1/1/40	1,000,000	1,123,850
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.25% 1/1/45	1,250,000	1,413,638
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	500,000	525,685
Cuyahoga County, Ohio
(Metrohealth System)
5.00% 2/15/57	1,000,000	1,130,310
5.50% 2/15/57	1,000,000	1,177,270

NQ-129 [8/19] 10/19 (972299) 15

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Dallas/Fort Worth International Airport, Texas
Series H 5.00% 11/1/42 (AMT)	1,000,000	$1,065,170
Dominion Water & Sanitation District, Colorado
6.00% 12/1/46	1,000,000	1,077,310
Florida Development Finance Surface Transportation
Facilities Revenue
(Virgin Trains USA Passenger Rail Project) Series A 144A
6.50% 1/1/49 #•	1,150,000	1,096,858
Golden State Tobacco Securitization Settlement Revenue
Series A-1 5.25% 6/1/47	500,000	516,175
Illinois State
Series A 5.00% 12/1/34	625,000	721,975
Series A 5.00% 4/1/38	100,000	107,002
Montgomery County Industrial Development Authority
Revenue
(Whitemarsh Continuing Care Retirement Community
Project) Series A 5.375% 1/1/51	250,000	263,505
M-S-R Energy Authority, California
Series C 6.50% 11/1/39	1,000,000	1,599,480
New Jersey Economic Development Authority
(School Facilities Construction Bonds) 5.00% 6/15/40	250,000	276,868
New Jersey Transportation Trust Fund Authority
(Transportation Program Bonds) Series AA
5.00% 6/15/44	1,000,000	1,103,220
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	1,000,000	1,392,090
(World Trade Center Project) Class 1-3 144A
5.00% 11/15/44 #	1,000,000	1,110,790
New York State Thruway Authority
Series J 5.00% 1/1/41	1,000,000	1,140,680
New York Transportation Development
(Delta Air Lines, Inc. LaGuardia Airport Terminals C&D
Redevelopment Project) 5.00% 1/1/34 (AMT)	500,000	606,290
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	65,000	73,228
Series A 7.50% 6/1/49	325,000	367,890
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	1,000,000	1,559,750
Public Finance Authority, Wisconsin
(Mary’s Woods at Marylhurst Project) Series A 144A
5.25% 5/15/47 #	1,000,000	1,125,430
Puerto Rico Sales Tax Financing Revenue
Series A-1 4.55% 7/1/40	250,000	258,048

16 NQ-129 [8/19] 10/19 (972299)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
Series A-1 4.75% 7/1/53	1,880,000	$1,932,283
Series A-1 5.00% 7/1/58	720,000	752,515
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,000,000	1,387,390
Tobacco Settlement Financing
Subordinate Series B 5.00% 6/1/46	500,000	560,030
Utility Debt Securitization Authority, New York
(Restructuring) Series TE 5.00% 12/15/41	750,000	859,748
Washington State
(Various Purpose) Series C 5.00% 2/1/41	700,000	868,476
Total Municipal Bonds (cost $33,257,937)		36,516,211

Non-Agency Commercial Mortgage-Backed Securities – 0.21%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	95,000	102,239
Benchmark Mortgage Trust
Series 2019-B9 A5 4.016% 3/15/52	150,000	171,731
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	100,000	101,845
JPMBB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	500,000	548,467
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-WIKI A 144A 2.798% 10/5/31 #	150,000	151,827
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,047,405)		1,076,109

Sovereign Bonds – 1.19%Δ
Argentina - 0.04%
Argentine Republic Government International Bond
6.875% 1/11/48	500,000	193,255
		193,255
Dominican Republic - 0.05%
Dominican Republic International Bond 144A
6.00% 7/19/28 #	250,000	276,877
		276,877
El Salvador - 0.10%
El Salvador Government International Bond 144A
7.125% 1/20/50 #	505,000	511,313
		511,313
Indonesia - 0.87%
Indonesia Government International Bonds
144A 5.125% 1/15/45 #	1,500,000	1,843,782

NQ-129 [8/19] 10/19 (972299) 17

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Indonesia (continued)
Indonesia Government International Bonds
144A 6.75% 1/15/44 #	1,800,000	$2,657,288
		4,501,070
Russia - 0.08%
Russian Foreign Bond - Eurobond 144A 4.25% 6/23/27 #	400,000	426,377
		426,377
Uzbekistan - 0.05%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #	250,000	264,966
		264,966
Total Sovereign Bonds (cost $5,572,450)		6,173,858
US Treasury Obligations – 1.18%
US Treasury Bond
2.25% 8/15/49	985,000	1,047,775
US Treasury Inflation Indexed Bonds
0.25% 7/15/29	480,656	494,526
US Treasury Notes
1.75% 6/30/24	1,775,000	1,803,774
2.00% 10/31/22	340,000	345,983
2.375% 5/15/29	2,265,000	2,442,307
Total US Treasury Obligations (cost $5,958,160)		6,134,365
	Number of shares
Preferred Stock – 0.98%
Bank of America 6.50% µ	440,000	493,115
Federal Home Loan Mortgage 6.02%	40,000	459,200
GMAC Capital Trust I 7.943% (LIBOR03M + 5.79%) •	5,000	131,000
Pebblebrook Hotel Trust 6.375%	46,295	1,180,985
SITE Centers 6.50%	19,800	509,058
Taubman Centers 6.50%	68,477	1,754,792
Washington Prime Group 6.875%	28,700	552,188
Total Preferred Stock (cost $5,621,415)		5,080,338
Short-Term Investments – 3.73%
Money Market Mutual Funds - 3.73%
BlackRock FedFund - Institutional Shares (seven-day
effective yield 2.02%)	3,871,621	3,871,621
Fidelity Investments Money Market Government Portfolio -
Class I (seven-day effective yield 2.01%)	3,871,621	3,871,621
GS Financial Square Government Fund - Institutional
Shares (seven-day effective yield 2.02%)	3,871,621	3,871,621

18 NQ-129 [8/19] 10/19 (972299)

(Unaudited)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio - Institutional Share
Class (seven-day effective yield 1.99%)	3,871,621	$3,871,621
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 1.99%)	3,871,621	3,871,621
Total Short-Term Investments (cost $19,354,987)		19,358,105
Total Value of Securities – 99.29%
(cost $504,394,986)		515,160,360
Receivables and Other Assets Net of Liabilities – 0.71%		3,667,366
Net Assets Applicable to 38,038,861 Shares Outstanding – 100.00%		$518,827,726

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
   At Aug. 31, 2019, the aggregate value of Rule 144A securities was $58,838,307, which represents
   11.34% of the Fund’s net assets.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
✤PIK. 78% of the income received was in cash and 22% was in principal.

= The value of this security was determined using significant unobservable inputs and is reported as a
   Level 3 security.

°  Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.

µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Aug. 31, 2019.
   Rate will reset at a future date.
p  Restricted security. These investments are in securities not registered under the Securities Act of
   1933, as amended, and have certain restrictions on resale which may limit their liquidity. At
   Aug. 31, 2019, the aggregate value of restricted securities was $8,170,644, which represented 1.57%
   of the Fund’s net assets. See table on the next page for additional details on restricted securities.
y No contractual maturity date.

† Non-income producing security.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
  Aug. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
  LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual

NQ-129 [8/19] 10/19 (972299) 19

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Restricted Securities

Investments	Date of Acquisition	Cost	Value
Merion Champion’s Walk	8/4/17	$2,288,577	$2,401,352
Merion Champion’s Walk	2/13/18	59,362	62,287
Merion Champion’s Walk	7/11/18	62,132	62,287
Merion Champion’s Walk	10/22/18	63,068	62,287
Merion Champion’s Walk	2/13/19	63,981	62,287
Merion Countryside	5/11/16	—	1,677,649
Merion Countryside	4/7/17	—	136,025
Merion Countryside	5/3/18	—	75,570
Merion The Ledges	9/26/18	3,589,957	3,630,900
Total		$6,127,077	$8,170,644

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at
Aug. 31, 2019:

Foreign Currency Exchange Contracts

			Contracts to			Settlement	Unrealized
Counterparty			Receive (Deliver)	In Exchange For		Date	Depreciation
BNYM			JPY (1,549,736)	USD	14,570	9/3/19	$(21)

Futures Contracts

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	E-mini S&P
(60)	500 Index	$(8,774,400)	$(8,656,751)	9/20/19	$—	$(117,649)	$5,700
	US Treasury
35	5 yr Notes	4,199,180	4,198,442	12/31/19	738	—	3,281
Total Futures Contracts			$(4,458,309)		$738	$(117,649)	$8,981

20 NQ-129 [8/19] 10/19 (972299)

(Unaudited)

Swap Contracts
CDS Contracts[1]
Variation
				Upfront		Margin
Reference Obligation/		Annual		Payments		Due from
Termination Date/	Notional	Protection		Paid	Unrealized	(Due to)
Payment Frequency	Amount[2]	Payments	Value	(Received)	Depreciation[3]	Brokers
Centrally Cleared/
Protection Purchased:
CDX. NA. HY. 32[4]
6/20/24-
Quarterly	10,890,000	5.00%	$(723,310)	$ (553,191)	$ (170,119)	$ —

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party
(seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

2Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(54,704).

4Markit’s CDX.NA.HY Index is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
BNYM – The Bank of New York Mellon
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
ETF – Exchange-Traded Fund
GS – Goldman Sachs
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-Kind
REIT – Real Estate Investment Trust

NQ-129 [8/19] 10/19 (972299) 21

Schedule of investments

Delaware Wealth Builder Fund (Unaudited)

Summary of abbreviations: (continued)
S&P – Standard & Poor’s
S.F. – Single Family
SPDR – S&P Depositary Receipts
USD – US Dollar
yr – Year

22 NQ-129 [8/19] 10/19 (972299)